Stock Based Compensation (Details 2) - Nonvested Shares [Member] - Aircom 2014 Plan [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Shares
Outstanding, Beginning	1,512,335	3,377,549	4,139,241
Granted			1,305,166
Vested	(258,962)	(1,101,795)	(2,066,858)
Forfeited/Cancelled		(763,418)
Outstanding, Ending	1,253,374	1,512,335	3,377,549
Weighted Average Exercise Price Per Share
Outstanding Options, beginning	$ 0.1663	$ 0.2597	$ 0.0013
Granted			0.6704
Vested	0.0816	0.1146	0.0013
Forfeited/Cancelled		0.6550
Outstanding Options, Ending	$ 0.1838	$ 0.1663	$ 0.2597